                         DELAWARE GROUP FOUNDATION FUNDS
                    Delaware Aggressive Allocation Portfolio
                   Delaware Conservative Allocation Portfolio
                     Delaware Moderate Allocation Portfolio

            (each, a "Portfolio" and collectively, the "Portfolios")

        Supplement to the Portfolios' Statement of Additional Information
                             dated January 28, 2007

Effective June 25, 2007, Michael J. Hogan has assumed primary responsibility for the day-to-day investment decisions for each Portfolio.

The following  information  supplements the section entitled  "Management of the
Trust--  Officers and  Trustees"  in the  Portfolios'  Statement  of  Additional
Information.

The  following is  additional  information  regarding  investment  professionals affiliated with the Trust:

----------------------- ------------------- -------------------------- -------------------------------

Name, Address, and      Position(s) Held                               Principal Occupation(s) for
Birthdate               with the Trust      Length of Time Served      the Past 5 Years
----------------------- ------------------- -------------------------- -------------------------------
Michael J. Hogan          Executive Vice        Less than 1 year        Executive Vice President and
2005 Market Street        President and                                            Chief
Philadelphia, PA              Chief                                     Investment Officer-- Head of
19103                       Investment                                       Equity Investments
                        Officer-- Head of                               Delaware Investment Advisers
June 1, 1963            Equity Investments                                 (a series of Delaware
                                                                         Management Business Trust)
                                                                              (2007-- Present)

                                                                          Mr. Hogan has served in
                                                                           various capacities at
                                                                           different times at SEI
                                                                                Investments
----------------------- ------------------- -------------------------- -------------------------------

The following information supplements the section entitled "Portfolio Managers--
Other Accounts Managed" in the Portfolios' Statement of Additional Information:

Mr. Hogan is responsible for the following accounts. The assets listed below are as of June 25, 2007:

                                                                                Total Assets in
                                                                                 Accounts with
                         Number of       Total Assets    No. of Accounts with    Performance-
                         Accounts           Managed     Performance-Based Fees    Based Fees
Michael J. Hogan
Registered Investment        3          $153.4 million             0                  $0
Companies
Other Pooled Investment      0                $0                   0                  $0
Vehicles
Other Accounts              10          $556.4 million             0                  $0

This Supplement is dated August 24, 2007.

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